Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 181,738	$ 202,197	$ 230,722
New Loans	66,269	692	1,116
Less Loan Payments	(106,035)	(21,151)	(29,641)
Balance, End of Period	141,972	$ 181,738	$ 202,197
Related Party Deposit Liabilities	$ 13,700,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	4.90%	3.30%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 81,000